Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Net deferred tax assets
Deferred tax assets	SFr 3,867	SFr 4,052		SFr 3,867		SFr 3,707
Net operating loss carry-forwards, after allocation of valuation allowances	1,124	1,307		1,124
Temporary differences	2,743	2,745		2,743
Deferred tax liabilities	1,043	793		1,043		754
Deferred Tax Assets (Liabilities), Net	2,824	SFr 3,259		2,824
Accumulated undistributed earnings from foreign subsidiaries	SFr 20,100			SFr 20,100
Effective tax rate
Effective tax rate (as a percent)	(35.70%)	35.30%	69.60%	(16.70%)	71.40%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	164			164
Bank
Net deferred tax assets
Deferred tax assets	3,825			3,825		3,666
Net operating loss carry-forwards, after allocation of valuation allowances	1,121			1,121		877
Temporary differences	2,704			2,704		2,789
Deferred tax liabilities	358			358		122
Deferred Tax Assets (Liabilities), Net	3,467			3,467		SFr 3,544
Accumulated undistributed earnings from foreign subsidiaries	19,600			SFr 19,600
Effective tax rate
Effective tax rate (as a percent)				(12.60%)	40.00%
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0			SFr 0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 164			SFr 164